FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets And Liabilities
At the beginning of the year	$ 1,438	$ 1,614	$ 1,947
Proceeds from borrowings	308	188	353
Payment of borrowings	(143)	(336)	(300)
Accrued interest	172	137	176
Payment of interests	(162)	(140)	(201)
Repurchase and redemption of corporate bonds	(28)	(3)	(155)
Result from exchange of corporate bonds	14
Result from repurchase of corporate bonds	(6)		(43)
Increases for incorporation (1)	89
Cancellation through dividend compensation			(12)
Gain on monetary position, net			(43)
Foreign currency exchange difference, net	(80)	(22)	(18)
Borrowing costs capitalized in property, plant and equipment	11		10
Reclassified to liabilities associated to assets classified as held for sale			(100)
At the end of the year	$ 1,613	$ 1,438	$ 1,614